GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Substantial Doubt about Going Concern [Text Block]

Note 3 – Going Concern

As reflected in the accompanying unaudited consolidated financial statements for the quarter ended September 30, 2018, the Company has started commercialization of its product in the past 2 years within the US with minimal revenues, had a net loss for the nine months of $2,304,711, and a cumulative net loss of $20,949,842, a working capital deficiency of $4,456,724, a stockholder deficiency of $4,428,359, and cash used in operations of $366,648 for the nine months ended September 30, 2018.  This raises substantial doubt about its ability to continue as a going concern.  The unaudited consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan.

NOTE 2	GOING CONCERN

The Company commenced operations in December 2008. During the year ended December 31, 2017, the Company had a net loss of $702,163 and cash used in operations $181,270. At December 31, 2017, the Company had a working capital deficiency of $4,892,418 and a stockholder deficiency of $4,992,112. This raises substantial doubt about its ability to continue as a going concern.  The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.  The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan.